Statement of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Charter revenues	$ 17,283	$ 17,455	$ 9,709
Total operating revenues	17,283	17,455	9,709
Operating expenses
Voyage expenses	14,083	12,413	80
Ship operating expenses	3,482	3,156	284
Administrative expenses	50	63	58
Depreciation	2,831	2,831	2,831
Total operating expenses	20,446	18,463	3,253
Net operating (loss) income	(3,163)	(1,008)	6,456
Other income (expenses)
Interest income	1	312	1,476
Interest expense	(3,760)	(4,066)	(4,348)
Gain on termination of funding agreement		4,277
Other financial items	(7)	(99)	(380)
Amortization of deferred charges	(39)	(39)	(39)
Net other (expenses) income	(3,805)	385	(3,291)
Net (loss) income	(6,968)	(623)	3,165
Retained earnings at start of year	19,108	19,731	16,566
Retained earnings at end of year	$ 12,140	$ 19,108	$ 19,731